Impairment Losses of Non-Financial Assets	12 Months Ended
Mar. 31, 2020
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Impairment Losses of Non-Financial Assets
10.	Impairment Losses of Non-Financial Assets
A breakdown of impairment losses and subsequent reversals by asset class for the fiscal years ended March 31, 2018, 2019, and 2020, is as follows:

	JPY (millions)
	2018		2019		2020
	Impairment loss	Reversal	Impairment loss	Reversal	Impairment loss	Reversal
Property, plant and equipment
Buildings and structures	125	—	3,953	—	918	—
Machinery and equipment	161	—	256	—	23	—
Tools, furniture and fixtures	141	—	1,856	—	687	—
Land	72	(138)	1,509	—	982	(150)
Construction in progress	12	—	128	—	132	—
Right-of-use assets	—	—	—	—	559	—
Goodwill	756	—	2,941	—	611	—
Intangible asset
Software for internal use	146	—	709	—	1,773	—
Others	117	—	1,255	—	699	—

Total	1,530	(138)	12,607	—	6,384	(150)

Impairment losses and reversal of impairment loss are included in other operating expenses in the consolidated statements of profit or loss. Details of impairment losses are described in Note 8. “Property, Plant and Equipment” for property, plant and equipment, and Note 9. “Intangible Assets including Goodwill” for goodwill and intangible assets.